As filed with the Securities and Exchange Commission on July 2, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2008

Date of reporting period:  April 30, 2008

Item 1. Report to Stockholders.

EDGAR LOMAX VALUE FUND
Semi-Annual Report
April 30, 2008

Dear Fellow Shareholder:

We are proud to announce that the Fund marked a significant milestone, its 10th anniversary, on this past December 12.  Moreover, we are pleased to report that the Fund’s results have generally bested the market, as measured by the S&P 500 index, over long-term periods.  For instance, the Fund’s average annual total return for the 10-year period through April 30, 2008, was 4.80% compared to an S&P 500 return of just 3.88%.

Right now, though, we recognize that many people are feeling the stresses and strains of a slowing economy, not to mention higher inflation . . . particularly at the pump.  Even the Fund’s “blue chip” holdings haven’t been immune to these economic developments as, for example, mortgage-related write-offs have pushed down the stock prices of many of our “financial” holdings.  In this environment, the Fund declined -9.59% over the six months ended April 30, 2008, versus a -9.68% loss in the S&P 500 index.  Over the past 1- and 5-year periods, the Fund’s average annual total returns were -7.17% and 11.01%, respectively, compared to S&P 500 returns of -4.76% and 10.60%. Finally, the Fund’s net expense ratio is 0.50%*, while its gross expense ratio is 1.55%.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 205-0524.

These past six months saw the stock market react, in volatile fashion, to a combination of a slowing economy, rising energy costs and sharply declining housing prices.  The result was a stock market drop of nearly 10% in the S&P 500 index, punctuated by big losses and/or management shake-ups at many financial institutions as well as the collapse of Bear Stearns, which we did not own.

We believe that in many cases the “babies” were thrown out with the bath water.  An example is Citigroup, which took a sizable loss related to mortgage securities but remains one of the largest financial concerns in the world. Its stock price fell nearly 40% during the six months ended April 30; however, we think this development provides an incredible, rare opportunity to purchase the earning power of this gigantic organization on the “cheap.”

*Figures are from the Fund’s prospectus dated 2/28/08. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.99% (excluding “Acquired Funds Fees and Expenses and extraordinary expenses”). The Advisor may be reimbursed for a period of three years from the date of the expense waiver. While the Board of Trustees may terminate this expense reimbursement arrangement at any time, it has no intention of doing so. In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index. While the Advisor may discontinue its voluntary waiver at any time, it has no intention of doing so. With these waivers, actual net annual fund operating expenses were 0.50% in the past fiscal year.

Bucking the market trend, several of our holdings rose substantially during the period.  The unstoppable American consumer, now more bargain conscious, helped push Wal-Mart to a 29.4% gain.  And, record profits among the oil companies translated to higher stock prices across the board in our energy holdings, with our largest position, Chevron, rising 6.4%.

The market’s recent drop reminds us that all investments assume risk, including ours.  However, our strategies are designed specifically to minimize risk.  First, we select stocks only from those comprising the S&P 500 index, consequently limiting our portfolios to, for all practical purposes, the very largest publicly-owned companies. We then take steps to eliminate those companies we consider over-leveraged (that is, we believe debt represents too large a portion of total corporate financing).  A resulting portfolio should, as a consequence, have a lower risk profile than the S&P 500 itself.  Finally, we absolutely require that our companies pay dividends.

As the manager of your mutual fund, we greatly appreciate the confidence you have shown in our investment philosophy.  While there are few guarantees in this business, you can be sure that we will continue to make investments that we believe are well rooted in positive financial facts and that we will handle your hard-earned money as if it were our own.

Cordially,

Randall R. Eley	Phillip A. Titzer
Chief Investment Officer	Portfolio Manager

Mutual fund investing involves risk; principal loss is possible.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The opinions expressed above are those of the investment advisor, are subject to change, and any forecasts made cannot be guaranteed.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information. (6/08)

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at April 30, 2008 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/01/07 – 4/30/08).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.99% per the advisory agreement. The Advisor has voluntarily agreed to waive a portion of its advisory fee contingent upon the Fund’s performance versus the S&P 500/Citigroup Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. If the Advisor waives advisory fees under this arrangement, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2008, the Fund’s aggregate annual operating expenses were reduced to 0.50%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/01/07	4/30/08	11/01/07 – 4/30/08

Actual	$1,000.00	$903.30	$2.37

Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51

*Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at April 30, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited)

Shares	COMMON STOCKS: 97.58%	Value
	Automobiles & Components - 1.45%
14,500	General Motors Corp.	$336,400

	Banks - 5.05%
23,900	Regions Financial Corp.	523,888
3,100	Wachovia Corp.	90,365
18,800	Wells Fargo & Co.	559,300
		1,173,553

	Capital Goods - 12.13%
11,300	3M Co.	868,970
6,900	Caterpillar, Inc.	564,972
22,100	General Electric Co.	722,670
6,000	Raytheon Co.	383,820
5,100	Rockwell Automation, Inc.	276,573
		2,817,005

	Diversified Financials - 15.11%
8,600	American Express Co.	412,972
13,700	Bank of America Corp.	514,298
16,400	Bank of New York Mellon Corp.	713,892
30,700	Citigroup, Inc.	775,789
400	The Goldman Sachs Group, Inc.	76,548
14,765	J.P. Morgan Chase & Co.	703,552
4,200	Merrill Lynch & Co., Inc.	209,286
2,100	Morgan Stanley	102,060
		3,508,397

	Energy - 11.59%
8,500	Chevron Corp.	817,275
7,600	ConocoPhillips	654,740
20,300	El Paso Corp.	347,942
6,800	Exxon Mobil Corp.	632,876
5,200	Halliburton Co.	238,732
		2,691,565

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited), continued

Shares	COMMON STOCKS: 97.58%	Value
	Food & Staples Retailing - 3.37%
13,650	Wal-Mart Stores, Inc.	$782,730

	Food, Beverages & Tobacco - 6.59%
13,650	Altria Group, Inc.	273,000
2,200	Anheuser-Busch Companies, Inc.	108,240
3,300	Campbell Soup Co.	114,840
2,500	HJ Heinz Co.	117,575
3,583	Kraft Foods, Inc. - Class A	113,330
13,650	Philip Morris International, Inc. (a)	696,559
7,300	Sara Lee Corp.	105,923
		1,529,467

	Healthcare Equipment & Services - 1.32%
7,200	Cigna Corp.	307,512

	Insurance - 5.61%
11,500	The Allstate Corp.	579,140
7,800	American International Group, Inc.	360,360
5,100	The Hartford Financial Services Group, Inc.	363,477
		1,302,977

	Materials - 12.01%
17,600	Alcoa, Inc.	612,128
17,300	The Dow Chemical Co.	694,595
24,838	E. I. du Pont de Nemours and Co.	1,214,827
3,600	International Paper Co.	94,212
2,700	Weyerhaeuser Co.	172,476
		2,788,238

	Media - 0.43%
4,300	CBS Corp. - Class B	99,201

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited), continued

Shares	COMMON STOCKS: 97.58%	Value
	Pharmaceuticals, Biotechnology & Life Sciences - 5.44%
4,400	Bristol-Myers Squibb Co.	$96,668
1,800	Johnson & Johnson	120,762
2,000	Merck & Co., Inc.	76,080
48,200	Pfizer, Inc.	969,302
		1,262,812
	Retailing - 5.94%
43,800	The Home Depot, Inc.	1,261,440
2,200	Target Corp.	116,886
		1,378,326

	Technology Hardware & Equipment - 1.66%
3,200	International Business Machines Corp.	386,240

	Telecommunication Services - 3.87%
11,900	AT&T, Inc.	460,649
213	FairPoint Communications, Inc.	1,962
11,300	Verizon Communications, Inc.	434,824
		897,435

	Transportation - 4.55%
4,200	Burlington Northern Santa Fe Corp.	430,710
10,500	Norfolk Southern Corp.	625,590
		1,056,300

	Utilities - 1.46%
2,500	American Electric Power Co, Inc.	111,575
1,000	Entergy Corp.	114,860
3,000	Southern Co.	111,690
		338,125

	TOTAL COMMON STOCKS (Cost $23,609,333)	22,656,283

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited), continued

Shares	SHORT-TERM INVESTMENTS - 2.40%	Value
556,973	AIM STIT-STIC Prime Portfolio	$556,973
	TOTAL SHORT-TERM INVESTMENTS (Cost $556,973)	556,973

	Total Investments in Securities (Cost $24,166,306) - 99.98%	23,213,256
	Assets in Excess of Other Liabilities - 0.02%	4,186
	NET ASSETS - 100.00%	$23,217,442

(a) Non-income producing security.

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $24,166,306)	$23,213,256
Receivables
Dividends and interest	27,695
Due from Advisor (Note 3)	8,900
Fund shares sold	1,069
Prepaid expenses	18,099
Total assets	23,269,019

LIABILITIES
Payables
Audit fees	25,903
Transfer agent fees and expenses	8,255
Due to Custodian	4,080
Administration fees	3,748
Fund accounting fees	3,589
Custody fees	2,735
Fund shares redeemed	1,902
Chief Compliance Officer fee	989
Accrued expenses	376
Total liabilities	51,577

NET ASSETS	$23,217,442

Net asset value, offering and redemption price per share
[$23,217,442/2,003,426 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$11.59

COMPONENTS OF NET ASSETS
Paid-in capital	$22,462,586
Undistributed net investment income	232,568
Accumulated net realized gain on investments	1,475,338
Net unrealized depreciation on investments	(953,050)
Net assets	$23,217,442

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS – For the six months ended April 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$363,255
Interest	8,183
Total investment income	371,438

Expenses
Advisory fees (Note 3)	92,194
Administration fees (Note 3)	23,069
Transfer agent fees and expenses (Note 3)	17,209
Fund accounting fees (Note 3)	11,510
Audit fees	8,603
Registration fees	6,487
Legal fees	5,555
Custody fees (Note 3)	3,393
Trustee fees	3,370
Chief Compliance Officer fee (Note 3)	3,056
Insurance expense	2,723
Reports to shareholders	1,047
Other expenses	1,388
Total expenses	179,604
Less: advisory fee waiver and absorption (Note 3)	(121,983)
Net expenses	57,621
Net investment income	313,817

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,544,926
Net change in unrealized appreciation on investments	(4,384,304)
Net realized and unrealized loss on investments	(2,839,378)
Net Decrease in Net Assets Resulting from Operations	$(2,525,561)

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2008	October 31, 2007
	(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$313,817	$657,108
Net realized gain on investments	1,544,926	2,194,049
Net change in unrealized appreciation (depreciation) on investments	(4,384,304)	229,039
Net increase (decrease) in net assets resulting from operations	(2,525,561)	3,080,196

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(674,260)	(489,155)
From net realized gain on investments	(2,240,718)	(554,263)
Total distributions to shareholders	(2,914,978)	(1,043,418)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	2,250,413	795,002
Total increase (decrease) in net assets	(3,190,126)	2,831,780

NET ASSETS
Beginning of period	26,407,568	23,575,788
End of period	$23,217,442	$26,407,568

Undistributed net investment income at end of period	$232,568	$593,011

(a) A summary of share transactions is as follows:

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	167,785	$1,904,763	695,515	$9,623,824
Shares issued on reinvestments of distributions	246,813	2,907,454	76,755	1,040,793
Shares redeemed	(221,162)	(2,561,804)	(699,530)	(9,869,615)
Net increase	193,436	$2,250,413	72,740	$795,002

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months		Year Ended October 31
	Ended April 30, 2008		2007	2006	2005	2004	2003
	(Unaudited)

Net asset value, beginning of period	$14.59		$13.57	$12.11	$11.29	$10.46	$9.03
Income from investment operations:
Net investment income	0.17		0.35	0.24	0.24	0.17	0.15
Net realized and unrealized
gain (loss) on investments	(1.54)		1.23	2.14	0.84	0.81	1.44
Total from investment operations	(1.37)		1.58	2.38	1.08	0.98	1.59

Less distributions:
From net investment income	(0.38)		(0.26)	(0.25)	(0.18)	(0.15)	(0.16)
From net realized gain
on investments	(1.25)		(0.30)	(0.67)	(0.08)	—	—
Total distributions	(1.63)		(0.56)	(0.92)	(0.26)	(0.15)	(0.16)

Net asset value, end of period	$11.59		$14.59	$13.57	$12.11	$11.29	$10.46

Total return	(9.59	%)‡	11.96%	20.83%	9.62%	9.39%	17.89%

Ratios/supplemental data:
Net assets, end of period (thousands)	$23,217		$26,408	$23,576	$14,072	$12,824	$11,386

Ratio of expenses to average net assets:
Before expense reimbursement	1.56	%†	1.23%	1.52%	1.76%	2.13%	2.59%
After expense reimbursement	0.50	%†	0.50%	0.62%	0.94%	1.23%	1.23%

Ratio of net investment income to average net assets:
Before expense reimbursement	1.66	%†	1.64%	1.53%	1.23%	0.64%	0.52%
After expense reimbursement	2.72	%†	2.37%	2.43%	2.05%	1.54%	1.88%

Portfolio turnover rate	54.45	%‡	51.37%	30.43%	47.97%	10.72%	74.84%

† Annualized
‡ Not Annualized

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek growth of capital, with a secondary objective of providing income.  The Fund began operations on December 12, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective April 30, 2008, the Fund adopted FIN 48.  Management of the Fund reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited)

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
New Accounting Pronouncement:  In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2008, The Edgar Lomax Company (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. Effective March 31, 2004, the Advisor has agreed to voluntarily waive a portion of its advisory fees due from the Fund based upon the Fund’s performance versus the "S&P 500 Value Index".  Through February 28, 2006, the performance of the S&P 500 Value Index is that of the S&P/Barra Value Index. Thereafter, it is the performance of the S&P 500/ Citigroup Value Index (which Standard & Poor's chose to replace the S&P 500/Barra Value Index). The Advisor intends to waive a portion of its advisory fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500/Citigroup Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. While this voluntary fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the six months ended April 30, 2008, the Fund incurred $92,194 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.99% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2008, the Fund’s aggregate annual operating expenses were reduced to 0.50%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2008, the Advisor reduced its fees and absorbed Fund expenses in the amount of $121,983; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2008	$112,896
2009	147,553
2010	203,015
2011	121,983
$585,447

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the six months ended April 30, 2008, the Fund incurred $23,069 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. For the six months ended April 30, 2008, the Fund incurred $11,510 in fund accounting fees and $13,901 in transfer agent fees.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended April 30, 2008, the Fund incurred $3,393 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended April 30, 2008, the Fund was allocated $3,056 of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $12,647,511 and $12,815,861, respectively.

NOTE 5 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2008 and the fiscal year ended October 31, 2007 was as follows:

	2008	2007
Ordinary income	$1,118,452	$496,171
Long-term capital gains	1,796,526	547,247

The Fund designated as long-term capital gain distribution, pursuant to Internal Revenue Code Section 852(b) (3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended October 31, 2007.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited)

As of October 31, 2007, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$23,039,787

Gross tax unrealized appreciation	$4,576,799
Gross tax unrealized depreciation	(1,215,100)
Net tax unrealized appreciation	$3,361,699

Undistributed ordinary income	$1,037,189
Undistributed long-term capital gain	1,796,507
Total distributable earnings	$2,833,696

Other accumulated gains/losses	$—
Total accumulated earnings	$6,195,395

EDGAR LOMAX VALUE FUND

NOTES TO SHAREHOLDERS at April 30, 2008 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2007

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-866-205-0524.

EDGAR LOMAX VALUE FUND

DISCLOSURE FOR APPROVAL OF ADVISORY AGREEMENT

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any advisor, the Distributor or any major service provider to the funds, considered and approved the continuance of the Advisory Agreement for the Edgar Lomax Value Fund for an additional one-year term.  Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Fund.  This information, together with the information provided to the Independent Trustees since the Edgar Lomax Value Fund’s inception, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance.  The Board noted the Advisor’s commitment to responsible Fund growth.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the relationship between the Advisor and the Board, as well as the Board’s knowledge of the Advisor’s operations, and noted that from time to time the Board had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to its peer group (large cap value), as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and the Fund’s benchmark indices.

The Board noted the Fund’s year-to-date, one-year, three-year, five-year and since inception performance returns for the periods ending October 31, 2007.  In particular, the Board noted that the Fund’s performance for the year-to-date, one-year, and five-year periods ending October 31, 2007 was below the median of its peer group and also trailed its benchmark indices, the S&P 500 Index, S&P 500/Citigroup Value Index, and Lipper Large Cap Value Funds Index.  However, the Board further noted that the Fund’s performance for the three-year and since inception periods was above the median of its peer group (ranking in the second quartile) as well as its benchmark indices, the S&P 500 Index and Lipper Large Cap Value Funds Index, but trailed the S&P 500/Citigroup Value Index.  The Board considered these comparisons helpful in its assessment as to whether the Advisor was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.

EDGAR LOMAX VALUE FUND

DISCLOSURE FOR APPROVAL OF ADVISORY AGREEMENT, continued

The Trustees also noted that they had met with the Advisor in person from time to time to discuss various performance topics and had received regular performance reports from the Advisor.  The Board concluded that the Advisor’s performance overall warranted monitoring but was acceptable under current market conditions.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEES UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed and compared the Fund’s fees and expenses to those funds in their respective peer group, both before and after expense waivers and reimbursements, as well as the fees and expenses for similar types of accounts managed by the Advisor. The Board viewed such information as a whole as useful in assessing whether the Advisor was providing services at a cost that was competitive with other similar funds.

The Trustees noted that the Fund’s gross contractual investment advisory fee was higher than the peer group average.  The Board also considered the Fund’s total expense ratio, noting that the Advisor had agreed to maintain an annual expense ratio of 0.99%, which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience – and that the Advisor had honored its agreement in this respect.  The Trustees noted that the Fund’s total expense ratio was below its peer group average and that the advisory fee structure was in line with the fees charged by the Advisor to its other investment management clients with similar investment policies.  The Trustees also took into consideration that the Advisor had agreed to voluntarily reimburse the Fund further for its advisory fee if the Fund’s 3-year or 5-year returns did not outperform the S&P 500/Citigroup Value Index and that such voluntary reimbursement had taken place in the Fund’s prior fiscal year.  After taking into account this information and considering all waivers and reimbursements, the Board concluded that the fee paid to the Advisor was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether the Fund was experiencing economies of scale and concluded that the Fund was experiencing modest economies of scales which were reflected in lower expenses and the Fund was expected to realize additional economies of scale as Fund assets continued to grow.  Noting that the Advisor was continuing to subsidize the Fund, the Board determined to revisit the issue of economies of scale at a future date.  The Board also noted that, although the Fund did not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints at this time.

EDGAR LOMAX VALUE FUND

DISCLOSURE FOR APPROVAL OF ADVISORY AGREEMENT, continued

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.    The Board reviewed the Advisor’s financial information and took into account both the direct and indirect benefits to the Advisor from advising the Fund, including benefits obtained through its use of soft dollars.  In addition, the Board considered that the Advisor benefits from positive reputational value in advising the Fund.  The Board noted that the Advisor had voluntarily waived a portion of its advisory fee for the Fund.  After its review, the Board determined that the profitability to the Advisor from the Advisory Agreement was not excessive and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Edgar Lomax Value Fund.  The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

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Advisor
The Edgar Lomax Company
6564 Loisdale Court, Suite 310
Springfield, Virginia 22150
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53213

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
866-205-0524

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
75 East 55th Street
New York, NY 10022

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 866-205-0524.

Semi-Annual Report For the six months ended April 30, 2008

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     7/1/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     7/1/08

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     7/1/08

* Print the name and title of each signing officer under his or her signature.